December 19, 2005



U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

RE:  VANGUARD WINDSOR FUNDS
     FILE NO.   2-14336
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Commissioners:

Enclosed is the 105th Post-Effective Amendment of the registration statement on Form N-1A for the Vanguard Windsor Funds (the "Trust"). The purposes of this Amendment are: (1) to update information relating to the adoption of new advisory fee schedules for two of the advisors for the Windsor II Fund, a series of the Trust, (2) to amend the Funds' Frequent Trader Policy Disclosure, and (3) to effect a number of non-material editorial changes.
 Pursuant to the requirements of Rule 485(a), it is hereby requested that this Amendment be declared effective on February 28, 2006. During the review period, Vanguard will submit a Rule 485(b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the Trust.
 Pursuant to Rule 485(d)(2), the Rule 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) filing be declared effective.
  Please contact me at (610) 503-2320 with any questions or comments that you have concerning the enclosed Amendment.


Sincerely,




Christopher A. Wightman
Associate Counsel


The Vanguard Group, Inc.

Enclosures

cc: Christian Sandoe, Esq.
    U.S. Securities and Exchange Commission